Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued Liabilities and Other Payables
Accrued marketing expenses	¥ 1,292,710		¥ 775,126
Advances from/payables to third parties	551,167		197,294
Payables to producers and licensors	¥ 228,493		¥ 309,680
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total
Leasing liabilities - current portion	¥ 214,624		¥ 188,504
Professional fees	86,795		125,415
Deposits	78,473		78,169
Consideration payable for acquisitions and investments	10,122		11,912
Other staff related cost	5,480		4,866
Interest payable	4,188		15,367
Others	82,229		74,290
Total	¥ 2,554,281	$ 349,935	¥ 1,780,623